                                                      --------------------------
                                                             OMB APPROVAL
                                                      --------------------------
                                                       OMB Number: 3235-0570
                                                       Expires: April 30, 2008
                                                       Estimated average burden
                                                       hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                             811-09913
       -------------------------------------------------------------------------


                           AIM Counselor Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 6/30/07
                          -------

Item 1. Reports to Stockholders.

                                 AIM Select Real
                               Estate Income Fund

               Semiannual Report to Shareholders o June 30, 2007

SECTOR EQUITY

Real Estate

Table of Contents

Letter to Shareholders ...........    2
Fund Performance .................    3
Schedule of Investments ..........    4
Financial Statements .............    7
Notes to Financial Statements ....   10
Financial Highlights .............   16
Fund Expenses ....................   21
Approval of Advisory Agreement ...   22

                             For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

                             Unless otherwise noted, all data in this report are from A I M Management Group Inc.

                             If used after October 20, 2007, this report must be
  [AIM INVESTMENTS LOGO]     accompanied by a Fund Performance & Commentary or
 --REGISTERED TRADEMARK--    by an AIM Quarterly Performance Review for the most
                             recent quarter-end.

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

                             NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM Select Real Estate Income Fund

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards. Since my last letter, your Board has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments --REGISTERED
    [CROCKETT                                TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of
      PHOTO]                                 leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the
                                             Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we
Bruce L. Crockett                            have seen persistent investment discipline and more consistently good results.
                                             While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as
                                             well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds
                                             "for" or "against" various proposals on the ballots of the issuing companies.
                                             Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM
                                             Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against
                                             "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to
                                             AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and
                                             "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the
                                             "Products and Performance" tab and go to "Investment Advisory Agreement
                                             Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns.

                                             Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1)   How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2)   What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                                                3)   Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             August 10, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Select Real Estate Income Fund

FUND PERFORMANCE
=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       FUND PERFORMANCE

FUND VS. INDEXES                                                                          As of 6/30/07, including
                                                                                          applicable sales charges
Cumulative total returns, 12/31/06-6/30/07, excluding applicable sales charges.
If sales charges were included, returns would be lower.                                   CLASS A SHARES
                                                                                          Inception (5/31/02)                 16.96%
Class A Shares                                                             -0.81%            5 Years                          16.76
Class B Shares                                                             -1.43             1 Year                           11.40
Class C Shares                                                             -1.37          CLASS B SHARES
S&P 500 Index(1) (Broad Market Index)                                       6.96          Inception                           16.87%
FTSE NAREIT Equity REITs Index(1) (Style-Specific Index)                   -5.89             5 Years                          16.57
Lipper Real Estate Funds Index(1) (Peer Group Index)*                      -3.90             1 Year                           11.92
Lipper Closed-End Real Estate Funds Index(1) (Former Peer Group Index)*    -5.35          CLASS C SHARES
                                                                                          Inception                           16.98%
SOURCE: (1)LIPPER INC.                                                                       5 Years                          16.80
                                                                                             1 Year                           15.65
*    The Fund has elected to use the Lipper Real Estate Funds Index as its peer           ==========================================
     group index instead of the Lipper Closed-End Real Estate Funds Index because it better represents the open-end fund.

The unmanaged S&P 500 --REGISTERED TRADEMARK-- Index is an index of common stocks frequently used as a general measure of U.S. stock market performance.

   The unmanaged FTSE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS               RECENT FUND PROSPECTUS AS OF THE DATE OF
(NAREIT) Equity REITs Index tracks the performance of tax-qualified equity REITs          THIS REPORT FOR CLASS A, CLASS B AND CLASS
listed on the New York Stock Exchange, the American Stock Exchange and the                C SHARES WAS 1.30%, 2.05% AND 2.05%,
Nasdaq National Market System. Equity REITs have at least 75% of their gross              RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
invested book assets invested in the equity ownership of real estate.                     ABOVE MAY VARY FROM THE EXPENSE RATIOS
FTSE --TRADEMARK-- is a trade mark of London Stock Exchange PLC and The Financial         PRESENTED IN OTHER SECTIONS OF THIS REPORT
Times Limited, NAREIT --REGISTERED TRADEMARK-- is a trademark of the National             THAT ARE BASED ON EXPENSES INCURRED DURING
Association of Real Estate Investment Trusts --REGISTERED TRADEMARK-- ("NAREIT")          THE PERIOD COVERED BY THIS REPORT.
and both are used by FTSE under license. The FTSE NAREIT Equity REITs Index is
calculated by FTSE. All rights in the Indices vest in FTSE and NAREIT. Neither               CLASS A SHARE PERFORMANCE REFLECTS THE
FTSE nor NAREIT accept any liability for any errors or omissions in the FTSE              MAXIMUM 5.50% SALES CHARGE, AND CLASS B
Indices or underlying data.                                                               AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                                                                          APPLICABLE CONTINGENT DEFERRED SALES
   The unmanaged LIPPER REAL ESTATE FUNDS INDEX represents an average of the              CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
performance of the largest real estate funds tracked by Lipper Inc., an                   CDSC ON CLASS B SHARES DECLINES FROM 5%
independent mutual fund performance monitor.                                              BEGINNING AT THE TIME OF PURCHASE TO 0% AT
   The LIPPER CLOSED-END REAL ESTATE FUNDS INDEX represents an average of the             THE BEGINNING OF THE SEVENTH YEAR. THE
largest funds in Lipper's Closed-End Real Estate Category.                                CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                                                                          YEAR AFTER PURCHASE.
   The Fund is not managed to track the performance of any particular index,
including the indexes defined here, and consequently, the performance of the                 THE PERFORMANCE OF THE FUND'S SHARE
Fund may deviate significantly from the performance of the indexes.                       CLASSES WILL DIFFER PRIMARILY DUE TO
                                                                                          DIFFERENT SALES CHARGE STRUCTURES AND
   A direct investment cannot be made in an index. Unless otherwise indicated,            CLASS EXPENSES.
index results include reinvested dividends, and they do not reflect sales
charges. Performance of an index of funds reflects fund expenses; performance of             CLASS A SHARES ISSUED IN CONNECTION
a market index does not.                                                                  WITH THE FUND'S REORGANIZATION TO AN
=======================================================================================   OPEN-END FUND WILL BE SUBJECT TO A 2%
                                                                                          REDEMPTION FEE UNTIL MARCH 11, 2008. NEW
ON MARCH 12, 2007, THE FUND REORGANIZED      AT NET ASSET VALUE, RESTATED TO REFLECT      PURCHASES ON OR AFTER MARCH 11, 2007, ARE
FROM A CLOSED-END FUND TO AN OPEN-END        THE 1.00% ANNUAL 12B-1 FEE APPLICABLE TO     NOT SUBJECT TO A REDEMPTION FEE. SEE
FUND. CLASS A SHARE RETURNS PRIOR TO MARCH   THE FUND'S CLASS B AND CLASS C SHARES AND    PROSPECTUS FOR MORE INFORMATION.
12, 2007, ARE THE HISTORICAL PERFORMANCE     THE ANNUAL OTHER EXPENSES OF SUCH CLASS B
OF THE CLOSED-END FUND'S COMMON SHARES       AND CLASS C SHARES, WHICH ARE ESTIMATED TO      THE FUND'S RETURNS INCLUDE AN
WHICH INCEPTED MAY 31, 2002 AND WHICH HAD    BE 0.10% HIGHER THAN THOSE OF THE            ADJUSTMENT FOR A ONE-TIME PAYMENT TO THE
NO 12B-1 FEE. THE CLASS A SHARE RETURNS      CLOSED-END FUND.                             FUND BY THE ADVISOR. HAD THIS PAYMENT NOT
PRIOR TO MARCH 12, 2007 DO NOT REFLECT THE                                                BEEN MADE, RETURNS WOULD HAVE BEEN LOWER.
0.25% ANNUAL 12B-1 FEE APPLICABLE TO THE        THE PERFORMANCE DATA QUOTED REPRESENT
FUND'S CLASS A SHARES OR THE ANNUAL OTHER    PAST PERFORMANCE AND CANNOT GUARANTEE           HAD THE ADVISOR NOT WAIVED FEES AND/OR
EXPENSES OF SUCH CLASS A SHARES WHICH ARE    COMPARABLE FUTURE RESULTS; CURRENT           REIMBURSED EXPENSES IN THE PAST, RETURNS
ESTIMATED TO BE 0.10% HIGHER THAN THOSE OF   PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   WOULD HAVE BEEN LOWER.
THE CLOSED-END FUND. IF THE 12B-1 FEE AND    VISIT AIMINVESTMENTS.COM FOR THE MOST
OTHER EXPENSES OF THE FUND'S CLASS A         RECENT MONTH-END PERFORMANCE. PERFORMANCE
SHARES WERE REFLECTED, RETURNS PRIOR TO      FIGURES REFLECT REINVESTED DISTRIBUTIONS,
MARCH 12, 2007 MAY BE LOWER THAN THOSE       CHANGES IN NET ASSET VALUE AND THE EFFECT
SHARES FOR THAT PERIOD.                      OF THE MAXIMUM SALES CHARGE UNLESS
                                             OTHERWISE STATED. PERFORMANCE FIGURES DO
   THE INCEPTION DATE FOR THE OPEN-END       NOT REFLECT DEDUCTION OF TAXES A
FUND'S CLASS B AND CLASS C SHARES IS MARCH   SHAREHOLDER WOULD PAY ON FUND
9, 2007; RETURNS SINCE THAT DATE ARE         DISTRIBUTIONS OR SALE OF FUND SHARES.
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    INVESTMENT RETURN AND PRINCIPAL VALUE WILL
BLENDED RETURNS OF THE HISTORICAL            FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
PERFORMANCE OF THE CLASS B AND CLASS C       LOSS WHEN YOU SELL SHARES.
SHARES AND THE HISTORICAL PERFORMANCE OF
THE CLOSED-END FUND'S COMMON SHARES             THE TOTAL ANNUAL FUND OPERATING EXPENSE
                                             RATIO SET FORTH IN THE MOST

AIM Select Real Estate Income Fund

PORTFOLIO COMPOSITION*

By property type based Net Assets
as of June 30, 2007


---------------------------------------------------------
Lodging-Resorts                                   16.8%
---------------------------------------------------------
Office Properties                                 14.5
---------------------------------------------------------
Healthcare                                        12.9
---------------------------------------------------------
Regional Malls                                    10.9
---------------------------------------------------------
Diversified                                        8.6
---------------------------------------------------------
Freestanding                                       5.5
---------------------------------------------------------
Industrial/Office Mixed                            5.4
---------------------------------------------------------
Apartments                                         4.5
---------------------------------------------------------
Shopping Centers                                   4.1
---------------------------------------------------------
Self Storage Facilities                            3.8
---------------------------------------------------------
Specialty Properties                               2.9
---------------------------------------------------------
Industrial Properties                              2.2
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      7.9
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

June 30, 2007
(Unaudited)


                                                 SHARES         VALUE
-------------------------------------------------------------------------
PREFERRED STOCKS-46.98%

APARTMENTS-2.67%

Equity Residential Series K, 8.29% Pfd.(a)           3,400   $    188,169
-------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.
  Series H, 8.30% Pfd.                             144,000      3,643,200
-------------------------------------------------------------------------
Post Properties, Inc. Series A, 8.50% Pfd.          60,700      3,217,100
=========================================================================
                                                                7,048,469
=========================================================================

DIVERSIFIED-3.17%

iStar Financial Inc.,
  Series E, 7.88% Pfd.(b)                          135,700      3,419,640
-------------------------------------------------------------------------
  Series I, 7.50% Pfd.                             146,700      3,667,500
-------------------------------------------------------------------------
Lexington Realty Series-B, 8.05% Pfd.               51,200      1,287,680
=========================================================================
                                                                8,374,820
=========================================================================

FREESTANDING-1.15%

National Retail Properties Inc.-Series C,
  7.38% Pfd.                                       122,700      3,041,733
=========================================================================

HEALTHCARE-2.70%

Health Care Property Investors, Inc. Series
  F, 7.10% Pfd.                                    121,000      3,025,000
-------------------------------------------------------------------------
Health Care REIT, Inc.-Series F, 7.63% Pfd.         12,100        304,557
-------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc.-Series D,
  8.38% Pfd.                                       146,700      3,786,327
=========================================================================
                                                                7,115,884
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------


INDUSTRIAL PROPERTIES-1.59%

EastGroup Properties, Inc.-Series D, 7.95%
  Pfd.                                             166,200   $  4,125,084
-------------------------------------------------------------------------
ProLogis Series C, 8.54% Pfd.(a)                       950         57,713
=========================================================================
                                                                4,182,797
=========================================================================

INDUSTRIAL/OFFICE MIXED-4.58%

LBA Realty Fund II,
  Series A, 8.75% Pfd. (Acquired 07/29/03;
  Cost $3,000,000)(c)(d)                            60,000      2,820,000
-------------------------------------------------------------------------
  Series B, 7.63% Pfd. (Acquired 03/30/04;
  Cost $3,480,000)(c)(d)                           139,200      2,923,200
-------------------------------------------------------------------------
PS Business Parks, Inc.,
  Series M, 7.20% Pfd.                              97,900      2,470,017
-------------------------------------------------------------------------
  Series O, 7.38% Pfd.                              76,400      1,940,560
-------------------------------------------------------------------------
  Series P, 6.70% Pfd.                              82,000      1,928,640
=========================================================================
                                                               12,082,417
=========================================================================

LODGING-RESORTS-10.31%

Eagle Hospitality Properties Trust, Inc.
  Series A, 8.25% Pfd.                             219,600      5,101,308
-------------------------------------------------------------------------
FelCor Lodging Trust Inc. Series C, 8.00%
  Pfd.                                             123,100      3,087,348
-------------------------------------------------------------------------
Hersha Hospitality Trust Series A, 8.00% Pfd.       32,400        807,408
-------------------------------------------------------------------------
Hilton Hotels Corp., 8.00% Pfd.                     34,100        887,623
-------------------------------------------------------------------------
Hospitality Properties Trust Series B, 8.88%
  Pfd.                                             339,900      8,534,889
-------------------------------------------------------------------------

AIM Select Real Estate Income Fund


                                                 SHARES         VALUE
-------------------------------------------------------------------------
LODGING-RESORTS-(CONTINUED)

Strategic Hotels & Resorts, Inc.,
  Series B, 8.25% Pfd.(b)                           53,600   $  1,337,320
-------------------------------------------------------------------------
  Series C, 8.25% Pfd.(b)                          147,700      3,748,626
-------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.-Series A,
  8.00% Pfd.(b)                                    147,400      3,708,584
=========================================================================
                                                               27,213,106
=========================================================================

OFFICE PROPERTIES-8.70%

Corporate Office Properties Trust,
  Series G, 8.00% Pfd.                             221,300      5,572,334
-------------------------------------------------------------------------
  Series J, 7.63% Pfd.                             147,400      3,715,954
-------------------------------------------------------------------------
HRPT Properties Trust-Series B, 8.75% Pfd.         374,100      9,490,917
-------------------------------------------------------------------------
Kilroy Realty Corp.,
  Series E, 7.80% Pfd.                              38,000        956,460
-------------------------------------------------------------------------
  Series F, 7.50% Pfd.                             128,800      3,221,288
=========================================================================
                                                               22,956,953
=========================================================================

REGIONAL MALLS-7.66%

CBL & Associates Properties, Inc.,
  Series C, 7.75% Pfd.                             256,600      6,450,924
-------------------------------------------------------------------------
  Series D, 7.38% Pfd.                             128,200      3,207,564
-------------------------------------------------------------------------
Glimcher Realty Trust,
  Series F, 8.75% Pfd.                              60,200      1,529,080
-------------------------------------------------------------------------
  Series G, 8.13% Pfd.                             106,200      2,649,690
-------------------------------------------------------------------------
Realty Income Corp.-Series E, 6.75% Pfd.(b)        118,100      2,938,328
-------------------------------------------------------------------------
Taubman Centers, Inc.-Series G, 8.00% Pfd.         135,800      3,431,666
=========================================================================
                                                               20,207,252
=========================================================================

SELF STORAGE FACILITIES-1.82%

Public Storage, Inc.,
  Series C, 6.60% Pfd.                              11,700        279,981
-------------------------------------------------------------------------
  Series G, 7.00% Pfd.                              44,400      1,117,548
-------------------------------------------------------------------------
  Series I, 7.25% Pfd.                              91,600      2,340,380
-------------------------------------------------------------------------
  Series M, 6.63% Pfd.(b)                           44,400      1,061,160
=========================================================================
                                                                4,799,069
=========================================================================

SHOPPING CENTERS-0.90%

Cedar Shopping Centers Inc.-Series A, 8.88%
  Pfd.                                              54,700      1,429,858
-------------------------------------------------------------------------
Saul Centers, Inc.-Series A, 8.00% Pfd.             36,900        936,891
=========================================================================
                                                                2,366,749
=========================================================================

SPECIALTY PROPERTIES-1.73%

Digital Realty Trust, Inc.,
  Series A, 8.50% Pfd.                              37,600        974,216
-------------------------------------------------------------------------
  Series B, 7.88% Pfd.                              59,100      1,491,684
-------------------------------------------------------------------------
Entertainment Properties Trust-Series B,
  7.75% Pfd.                                        82,900      2,105,660
=========================================================================
                                                                4,571,560
=========================================================================
    Total Preferred Stocks (Cost
      $122,430,563)                                           123,960,809
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-45.10%

APARTMENTS-1.82%

Archstone-Smith Trust                               29,800   $  1,761,478
-------------------------------------------------------------------------
Essex Property Trust, Inc.                          20,200      2,349,260
-------------------------------------------------------------------------
UDR, Inc.                                           26,500        696,950
=========================================================================
                                                                4,807,688
=========================================================================

DIVERSIFIED-5.44%

iStar Financial Inc.                               212,900      9,437,857
-------------------------------------------------------------------------
Lexington Corporate Properties Trust                30,000        624,000
-------------------------------------------------------------------------
Neuberger Berman Realty Income Fund Inc.            83,000      1,866,670
-------------------------------------------------------------------------
Nuveen Real Estate Income Fund                      37,300        897,065
-------------------------------------------------------------------------
Washington Real Estate Investment Trust             44,900      1,526,600
=========================================================================
                                                               14,352,192
=========================================================================

FREESTANDING-4.37%

Getty Realty Corp.                                  74,700      1,963,116
-------------------------------------------------------------------------
National Retail Properties Inc.                    363,600      7,948,296
-------------------------------------------------------------------------
Realty Income Corp.                                 64,600      1,627,274
=========================================================================
                                                               11,538,686
=========================================================================

HEALTHCARE-10.16%

Health Care Property Investors, Inc.               188,800      5,461,984
-------------------------------------------------------------------------
Health Care REIT, Inc.                             161,773      6,529,158
-------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                       77,000      2,139,060
-------------------------------------------------------------------------
Medical Properties Trust Inc.                       93,100      1,231,713
-------------------------------------------------------------------------
Nationwide Health Properties, Inc.                 130,000      3,536,000
-------------------------------------------------------------------------
Senior Housing Properties Trust                    208,800      4,249,080
-------------------------------------------------------------------------
Ventas, Inc.                                       100,700      3,650,375
=========================================================================
                                                               26,797,370
=========================================================================

INDUSTRIAL PROPERTIES-0.66%

ProLogis                                            30,700      1,746,830
=========================================================================

INDUSTRIAL/OFFICE MIXED-0.83%

Liberty Property Trust                              49,900      2,192,107
=========================================================================

LODGING-RESORTS-6.47%

Ashford Hospitality Trust                          168,100      1,976,856
-------------------------------------------------------------------------
DiamondRock Hospitality Co.                         66,500      1,268,820
-------------------------------------------------------------------------
Equity Inns Inc.                                    67,900      1,520,960
-------------------------------------------------------------------------
Hersha Hospitality Trust                            84,800      1,002,336
-------------------------------------------------------------------------
Hospitality Properties Trust                       215,000      8,920,350
-------------------------------------------------------------------------
Innkeepers USA Trust                                99,000      1,755,270
-------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.                      22,100        627,419
=========================================================================
                                                               17,072,011
=========================================================================

AIM Select Real Estate Income Fund


                                                 SHARES         VALUE
-------------------------------------------------------------------------

OFFICE PROPERTIES-5.76%

Alexandria Real Estate Equities, Inc.               13,500   $  1,307,070
-------------------------------------------------------------------------
BioMed Realty Trust, Inc.                           15,600        391,872
-------------------------------------------------------------------------
Brandywine Realty Trust                            208,401      5,956,101
-------------------------------------------------------------------------
HRPT Properties Trust                              301,600      3,136,640
-------------------------------------------------------------------------
Mack-Cali Realty Corp.                              44,800      1,948,352
-------------------------------------------------------------------------
SL Green Realty Corp.                               19,800      2,453,022
=========================================================================
                                                               15,193,057
=========================================================================

REGIONAL MALLS-3.28%

CBL & Associates Properties, Inc.                   67,100      2,418,955
-------------------------------------------------------------------------
General Growth Properties, Inc.                     54,500      2,885,775
-------------------------------------------------------------------------
Macerich Co. (The)                                  10,300        848,926
-------------------------------------------------------------------------
Simon Property Group, Inc.                          26,900      2,502,776
=========================================================================
                                                                8,656,432
=========================================================================

SELF STORAGE FACILITIES-1.95%

Public Storage, Inc.                                17,100      1,313,622
-------------------------------------------------------------------------
Public Storage, Inc.-Series A Dep. Shares          135,200      3,516,552
-------------------------------------------------------------------------
Sovran Self Storage, Inc.                            6,600        317,856
=========================================================================
                                                                5,148,030
=========================================================================

SHOPPING CENTERS-3.18%

Developers Diversified Realty Corp.                 20,400      1,075,284
-------------------------------------------------------------------------
Inland Real Estate Corp.                           389,100      6,606,918
-------------------------------------------------------------------------
Urstadt Biddle Properties-Class A                   41,900        712,719
=========================================================================
                                                                8,394,921
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------


SPECIALTY PROPERTIES-1.18%

Digital Realty Trust, Inc.                          28,700   $  1,081,416
-------------------------------------------------------------------------
Entertainment Properties Trust                      37,700      2,027,506
=========================================================================
                                                                3,108,922
=========================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $95,984,133)                                      119,008,246
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT

ASSET-BACKED SECURITIES-0.01%

COMMERCIAL MORTGAGE-BACKED SECURITIES-0.01%

Credit Suisse First Boston Mortgage
  Securities Corp.-Series 2003-C3, Class G,
  Pass Through Ctfs., 4.62%, 05/15/38
  (Acquired 06/25/07; Cost $23,289)(a)(d)      $    25,000         23,241
=========================================================================

                                                 SHARES
MONEY MARKET FUNDS-8.28%

Liquid Assets Portfolio-Institutional
  Class(e)                                      10,922,144     10,922,144
-------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)        10,922,144     10,922,144
=========================================================================
    Total Money Market Funds (Cost
      $21,844,288)                                             21,844,288
=========================================================================
TOTAL INVESTMENTS-100.37% (Cost $240,282,273)                 264,836,584
=========================================================================
OTHER ASSETS LESS LIABILITIES-(0.37)%                            (984,309)
=========================================================================
NET ASSETS -100.00%                                          $263,852,275
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

Dep.  - Depositary
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

* Property type classifications used in this report are generally according to the FTSE NAREIT U.S. Equity Index.
(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2007 was $269,123, which represented 0.10% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at June 30, 2007 was $5,743,200, which represented 2.18% of the Fund's Net Assets.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2007 was $5,766,441, which represented 2.19% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Real Estate Income Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $218,437,985)      $242,992,296
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $21,844,288)                             21,844,288
===========================================================
    Total investments (Cost $240,282,273)       264,836,584
===========================================================
Receivables for:
  Investments sold                                4,944,665
-----------------------------------------------------------
  Fund shares sold                                   95,575
-----------------------------------------------------------
  Dividends and Interest                          1,527,236
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               27,445
-----------------------------------------------------------
Other assets                                        282,338
===========================================================
    Total assets                                271,713,843
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           6,013,054
-----------------------------------------------------------
  Fund shares reacquired                          1,252,828
-----------------------------------------------------------
  Amount due custodian                               57,609
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 83,136
-----------------------------------------------------------
Accrued distribution fees                            56,993
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            5,447
-----------------------------------------------------------
Accrued transfer agent fees                          27,546
-----------------------------------------------------------
Accrued operating expenses                          364,955
===========================================================
    Total liabilities                             7,861,568
===========================================================
Net assets applicable to shares outstanding    $263,852,275
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $136,079,830
-----------------------------------------------------------
Undistributed net investment income                 580,303
-----------------------------------------------------------
Undistributed net realized gain                 102,637,831
-----------------------------------------------------------
Unrealized appreciation                          24,554,311
===========================================================
                                               $263,852,275
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $263,697,820
___________________________________________________________
===========================================================
Class B                                        $     91,298
___________________________________________________________
===========================================================
Class C                                        $     53,278
___________________________________________________________
===========================================================
Institutional Class                            $      9,879
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                          15,755,244
___________________________________________________________
===========================================================
Class B                                               5,463
___________________________________________________________
===========================================================
Class C                                               3,187
___________________________________________________________
===========================================================
Institutional Class                                     591
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      16.74
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $16.74 divided by
    94.50%)                                    $      17.71
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      16.71
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      16.72
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      16.72
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Real Estate Income Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $  11,669,681
---------------------------------------------------------------------------
Dividends from affiliated money market funds                        379,150
---------------------------------------------------------------------------
Interest                                                            181,862
===========================================================================
    Total investment income                                      12,230,693
===========================================================================

EXPENSES:

Advisory fees                                                     1,975,908
---------------------------------------------------------------------------
Administrative services fees                                         63,701
---------------------------------------------------------------------------
Custodian fees                                                       40,592
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                           261,410
---------------------------------------------------------------------------
  Class B                                                               170
---------------------------------------------------------------------------
  Class C                                                               121
---------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                    98,490
---------------------------------------------------------------------------
Transfer agent fees -- Institutional                                      1
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            19,549
---------------------------------------------------------------------------
Reports to shareholders                                             253,712
---------------------------------------------------------------------------
Other                                                               153,964
===========================================================================
    Total expenses                                                2,867,618
===========================================================================
Less: Fees waived and expense offset arrangements                  (409,738)
===========================================================================
    Net expenses                                                  2,457,880
===========================================================================
Net investment income                                             9,772,813
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from investment securities                    104,043,699
---------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (117,100,318)
===========================================================================
Net realized and unrealized gain (loss)                         (13,056,619)
===========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $  (3,283,806)
___________________________________________________________________________
===========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Real Estate Income Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2007 and the year ended December 31, 2006 (Unaudited)

                                                                JUNE 30,        DECEMBER 31,
                                                                  2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   9,772,813     $  33,968,164
----------------------------------------------------------------------------------------------
  Net realized gain                                             104,043,699       152,080,846
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)         (117,100,318)          458,986
----------------------------------------------------------------------------------------------
  Distributions to auction rate preferred shareholders of
    Closed-End Fund from net investment income                           --        (8,030,811)
==============================================================================================
    Net increase (decrease) in net assets from operations        (3,283,806)      178,477,185
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (9,120,002)      (35,249,369)
----------------------------------------------------------------------------------------------
  Class B                                                              (961)               --
----------------------------------------------------------------------------------------------
  Class C                                                              (588)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                                  (172)               --
==============================================================================================
    Total distributions from net investment income               (9,121,723)      (35,249,369)
==============================================================================================
Distributions to shareholders from net realized
  gains -- Class A                                               (3,664,438)     (150,180,311)
==============================================================================================
    Decrease in net assets resulting from distributions         (12,786,161)     (185,429,680)
==============================================================================================
Share transactions-net:
  Class A                                                      (398,634,140)      (13,033,473)
----------------------------------------------------------------------------------------------
  Class B                                                            96,121                --
----------------------------------------------------------------------------------------------
  Class C                                                            56,230                --
----------------------------------------------------------------------------------------------
  Institutional Class                                                10,398                --
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (398,471,391)      (13,033,473)
==============================================================================================
    Net increase (decrease) in net assets                      (414,541,358)      (19,985,968)
==============================================================================================

NET ASSETS:

  Beginning of period                                           678,393,633       698,379,601
==============================================================================================
  End of period (including undistributed net investment
    income of $580,303 and $(70,787), respectively)           $ 263,852,275     $ 678,393,633
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Real Estate Income Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Real Estate Income Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities, and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    Prior to March 12, 2007, the Fund operated as AIM Select Real Estate Income Fund (the "Closed-End Fund"). The Closed-End Fund was reorganized as an open-end fund on March 12, 2007 (the "Reorganization Date") through the transfer of all its assets and liabilities to the Fund (the "Reorganization"). Prior to the Reorganization, the Closed-End Fund redeemed Preferred Shares in their entirety. As part of the Reorganization, the Closed-End Fund was restructured from a sole series of AIM Select Real Estate Income Fund to a new series portfolio of the Trust. Upon the closing of the Reorganization, holders of the Closed-End Fund Common Shares received Class A shares of the Fund. Information for the Common Shares of the Closed-End Fund, prior to the Reorganization is included with Class A shares throughout this report.

    The Fund's primary investment objective is high current income; the Fund's secondary investment objective is capital appreciation.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Select Real Estate Income Fund


       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date effective on Reorganization Date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

       Prior to the Reorganization, the distribution policy for dividends from net investment income (prior to any reclassification as a return of capital) were declared and paid to Common Shareholders monthly. The Closed-End Fund offered a Dividend Reinvestment Plan to allow dividends, including any capital gain dividends, on Common Shares to be automatically reinvested in additional Common Shares of the Closed-End Fund.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.   RISKS INVOLVED IN INVESTING IN THE FUND -- Single
     Sector/Non-Diversified -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

AIM Select Real Estate Income Fund

J. TEMPORARY REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund if Class A shares issued in connection with the Reorganization of the Closed-End Fund are redeemed within 12 months following the Reorganization Date. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
 __________________________________________________________________
===================================================================


    Prior to the Reorganization, the Closed-End Fund paid an advisory fee to AIM at annual rate of 0.90% of the sum of the Closed-End Fund's average daily net assets attributable to Common Shares, plus assets attributable to any Preferred Shares that were outstanding, plus the principal amount of any Borrowings ("Managed Assets"), payable on a monthly basis.

    Prior to the Reorganization, AIM had contractually agreed to waive a portion of its advisory fee as a percentage of average daily Managed Assets for the first seven years of the Closed-End Fund's operations as follows:

WAIVER PERIOD                                                 FEE WAIVER
------------------------------------------------------------------------
05/31/02-06/30/07                                               0.30%
------------------------------------------------------------------------
07/01/07-06/30/08                                               0.20%
------------------------------------------------------------------------
07/01/08-06/30/09                                               0.10%
 _______________________________________________________________________
========================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 40% of the amount paid by the Fund to AIM, net of any fee waivers and expense reimbursements. Prior to March 12, 2007, AIM paid INVESCO 50% of the amount payable by the Closed-End Fund to AIM.

    Further, effective July 1, 2007, AIM has contractually agreed through at least June 30, 2008 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007 AIM voluntarily waived 0.25% of the advisory fee AIM received from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the six months ended June 30, 2007, AIM waived advisory fees of $401,501.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended June 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative service fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund effective on the Reorganization Date has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the period from the Reorganization Date to June 30, 2007, the Fund paid AIS $90,334 for Class A, Class B and Class C share classes and $1 for Institutional class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund effective on the Reorganization Date. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans") effective on the Reorganization Date. The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales

AIM Select Real Estate Income Fund

charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the period from the Reorganization Date to June 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period from the Reorganization Date to June 30, 2007, ADI advised the Fund that it retained $1,892 in front-end sales commissions from the sale of Class A shares and $1,653, $0 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Fund are officers and directors of AIM and/or AIM Investments, the parent corporation of AIM.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         06/30/07        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 6,619,259      $100,875,243      $ (96,572,358)     $10,922,144     $190,230
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             6,619,259       100,875,243        (96,572,358)      10,922,144      188,920
=================================================================================================
  Total
    Investments
    in
    Affiliates    $13,238,518      $201,750,486      $(193,144,716)     $21,844,288     $379,150
_________________________________________________________________________________________________
=================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the six months ended June 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $8,237.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2007, the Fund paid legal fees of $3,485 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund effective on the Reorganization Date may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the period from Reorganization Date to June 30, 2007, the Fund did not borrow or lend under the interfund lending facility.

    Effective on June 27, 2007, the Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the period from June 27, 2007 to June 30, 2007, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    For the period January 1, 2007 to June 26, 2007, the Closed-End Fund and the Fund participated in a committed line of credit facility with a syndicate administered by JPMorgan Chase Bank. The Closed-End Fund could borrow up to the lesser of (i) $250,000,000, or (ii) the limits set by its prospectus for

AIM Select Real Estate Income Fund

borrowings. The Closed-End Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.06% on the unused balance of the committed line. For the period January 1, 2007 to June 26, 2007, the Closed-End Fund and the Fund did not borrow under the committed credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2006.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2007 was $55,436,885 and $456,876,599, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $28,088,517
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (4,625,939)
===============================================================================
Net unrealized appreciation of investment securities               $23,462,578
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $241,374,006.

AIM Select Real Estate Income Fund

NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    JUNE 30, 2007(A)                DECEMBER 31, 2006
                                                              ----------------------------    -----------------------------
                                                                SHARES          AMOUNT         SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                          79,034    $   1,379,763           --       $          --
---------------------------------------------------------------------------------------------------------------------------
  Class B(b)                                                        5,597           97,686           --                  --
---------------------------------------------------------------------------------------------------------------------------
  Class C(b)                                                        3,560           61,945           --                  --
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                              581           10,226           --                  --
===========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         212,628        3,617,898           --                  --
---------------------------------------------------------------------------------------------------------------------------
  Class B(b)                                                           55              925           --                  --
---------------------------------------------------------------------------------------------------------------------------
  Class C(b)                                                           35              588           --                  --
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                               10              172           --                  --
===========================================================================================================================
Reacquired:(c)
  Class A                                                     (23,644,614)    (403,631,801)    (827,300)(d)     (13,033,473)(d)
---------------------------------------------------------------------------------------------------------------------------
  Class B(b)                                                         (189)          (2,490)          --                  --
---------------------------------------------------------------------------------------------------------------------------
  Class C(b)                                                         (408)          (6,303)          --                  --
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                               --               --           --                  --
===========================================================================================================================
                                                              (23,343,711)   $(398,471,391)    (827,300)(d)   $ (13,033,473)(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Upon the Reorganization as an open-end fund on March 12, 2007, holders of the Closed-End Fund Common Shares received 39,108,196 Class A shares of the Fund with an aggregate net assets value of $680,052,002 in connection with such reorganization, which was equal to the number of Closed-End Fund Common Shares they owned and the aggregate net assets value prior to the Reorganization. The net asset value of the Fund's Class A shares received in connection with the Reorganization immediately after the Reorganization was the same as the net asset value of Closed-End Fund Common Shares immediately prior to the Reorganization.
(b)  Class B, Class C and Institutional Class shares commenced on March 9,
     2007.
(c) Amount is net of redemption fees of $8,148,574, $691, $683 and $209 for Class A, Class B, Class C and Institutional Class shares, respectively, for the six months ended June 30, 2007.
(d)  Closed-End Fund repurchased and retired Common Shares.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As required the Fund adopted FIN 48 provisions during the fiscal half year ending June 30, 2007. The adoption of these provisions has no impact on these financial statements.

AIM Select Real Estate Income Fund


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated. Information presented prior to March 12, 2007 includes financial data for the common shares of the Closed-End Fund.


                                                                           CLASS A*
                                   ----------------------------------------------------------------------------------------
                                                                                                              MAY 31, 2002
                                   SIX MONTHS                                                                 (COMMENCEMENT
                                     ENDED                      YEAR ENDED DECEMBER 31,                        DATE) TO
                                   JUNE 30,        --------------------------------------------------         DECEMBER 31,
                                     2007            2006          2005          2004          2003              2002
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $  17.35       $  17.49      $  20.02      $  17.83      $  12.83           $  14.33
---------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                 0.36(a)        0.86          0.90          0.85          0.95(b)            0.49(b)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                        (0.80)          3.88         (0.36)         3.16          5.33              (1.35)
---------------------------------------------------------------------------------------------------------------------------
Less distributions to auction
  rate preferred shareholders of
  Closed-End Fund from net
  investment income(c)                   N/A          (0.20)        (0.17)        (0.08)        (0.06)             (0.04)
===========================================================================================================================
    Total from investment
      operations                       (0.44)          4.54          0.37          3.93          6.22              (0.90)
===========================================================================================================================
Less offering costs charged to
  paid-in-capital:
  Offering costs on common shares
    of Closed-End Fund                    --             --            --            --            --              (0.03)
---------------------------------------------------------------------------------------------------------------------------
  Offering costs on auction rate
    preferred shares of
    Closed-End Fund                       --             --            --            --         (0.00)             (0.07)
---------------------------------------------------------------------------------------------------------------------------
  Dilutive effect of common share
    offering of Closed-End Fund           --             --            --            --         (0.00)             (0.00)
===========================================================================================================================
    Total offering costs charged
      to paid-in capital of
      Closed-End Fund                     --             --            --            --         (0.00)             (0.10)
===========================================================================================================================
Less distributions:
  Dividends from net investment
    income                             (0.38)         (0.89)        (1.24)        (1.24)        (0.79)             (0.42)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                              (0.09)         (3.84)        (1.66)        (0.50)           --                 --
---------------------------------------------------------------------------------------------------------------------------
  Return of capital                       --             --            --            --         (0.43)             (0.08)
===========================================================================================================================
    Total distributions                (0.47)         (4.73)        (2.90)        (1.74)        (1.22)             (0.50)
===========================================================================================================================
Increase from common shares of
  Closed-End Fund repurchased             --           0.05            --            --            --                 --
===========================================================================================================================
Redemption fees added to shares
  of beneficial interest                0.30             --            --            --            --                 --
===========================================================================================================================
Net asset value, end of period      $  16.74       $  17.35      $  17.49      $  20.02      $  17.83           $  12.83
===========================================================================================================================
Market value per common share of
  Closed-End Fund                        N/A       $  16.67      $  14.98      $  17.50      $  16.59           $  12.30
===========================================================================================================================
Total return at net asset value        (0.81)%(d)     29.15%(e)      4.44%(e)     24.43%(e)     51.41%(e)          (6.90)%(e)
===========================================================================================================================
Market value return(e)                   N/A          44.88%         2.33%        16.89%        46.95%            (14.73)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $263,698       $678,394      $698,380      $799,358      $712,069           $511,940
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                      1.04%(f)       0.96%(g)      0.95%(g)      0.93%(g)      1.00%(b)(g)        1.02%(b)(g)(h)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements              1.21%(f)       1.33%(g)      1.33%(g)      1.32%(g)      1.41%(b)(g)        1.43%(b)(g)(h)
===========================================================================================================================
Ratio of net investment income to
  average net assets                    4.12%(f)       4.59%(g)      4.70%(g)      4.64%(g)      6.46%(b)(g)        6.28%(b)(g)(h)
===========================================================================================================================
Ratio of distributions to auction
  rate preferred shareholders of
  Closed-End Fund to average net
  assets attributable to common
  shares of Closed-End Fund              N/A           1.30%(h)      0.86%         0.42%         0.43%              0.50%(h)
===========================================================================================================================
Portfolio turnover rate(i)                12%            23%           17%           19%           37%                35%
===========================================================================================================================
Auction rate preferred shares of
  Closed-End Fund:
  Liquidation value, end of
    period (000s omitted)                N/A             --      $205,000      $205,000      $205,000           $205,000
===========================================================================================================================
  Total shares outstanding               N/A             --         8,200         8,200         8,200              8,200
===========================================================================================================================
  Asset coverage per share               N/A             --      $110,168      $122,483      $111,838           $ 87,432
===========================================================================================================================
  Liquidation and market value
    per share                            N/A             --      $ 25,000      $ 25,000      $ 25,000           $ 25,000
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Prior to March 12, 2007 the Fund operated as a Closed-End Fund. On such date, holders of common shares of Closed-End Fund received Class A shares of the Fund equal to the number of Closed-End Fund common shares they owned prior to the Reorganization.
(a)  Calculated using average shares outstanding.
(b) As a result of changes in accounting principles generally accepted in the United States of America, the Closed-End Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest expense as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio by 0.67%, decrease the expense ratio by 0.67% and increase net investment income per share by $0.10 for the year ended December 31, 2003. For consistency, similar reclassifications have been made to prior year amounts, resulting in an increase to the net investment income ratio of 0.38%, a decrease to the expense ratio of 0.38% and an increase to net investment income per share of $0.03 for the period May 31, 2002 (commencement date) through December 31, 2002.
(c)  Based on average number of common shares outstanding of Closed-End Fund.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Net asset value return includes adjustments in accordance with accounting principles generally accepted in the United States of America and measures the changes in common shares'

AIM Select Real Estate Income Fund
     value of Closed-End Fund over the period indicated, taking into account dividends as reinvested. Market value return is computed based upon the New York Stock Exchange market price of the Closed-End Fund's common shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Closed-End Fund's dividend reinvestment plan. Not annualized for periods less than one year.
(f) Ratios are annualized and based on average daily net assets of $478,458,580.
(g) Ratios do not reflect the effect of dividend payments to auction rate preferred shareholders of Closed-End Fund; income ratios reflect income earned on investments made with assets attributable to auction rate preferred shares of Closed-End Fund.
(h)  Annualized.
(i) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   CLASS B
                                                                -------------
                                                                MARCH 9, 2007
                                                                (COMMENCEMENT
                                                                  DATE) TO
                                                                  JUNE 30,
                                                                    2007
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $17.34
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.17(a)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.77)
=============================================================================
    Total from investment operations                                (0.60)
=============================================================================
Less dividends from net investment income                           (0.24)
=============================================================================
Redemption fees added to shares of beneficial interest               0.21
=============================================================================
Net asset value, end of period                                     $16.71
_____________________________________________________________________________
=============================================================================
Total return(b)                                                     (2.29)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   91
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                              2.00%(c)
=============================================================================
Ratio of net investment income to average net assets                 3.16%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate(d)                                             12%
_____________________________________________________________________________
=============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $55,766.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Select Real Estate Income Fund

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   CLASS C
                                                                -------------
                                                                MARCH 9, 2007
                                                                (COMMENCEMENT
                                                                  DATE) TO
                                                                  JUNE 30,
                                                                    2007
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $17.34
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.17(a)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.85)
=============================================================================
    Total from investment operations                                (0.68)
=============================================================================
Less dividends from net investment income                           (0.24)
=============================================================================
Redemption fees added to shares of beneficial interest               0.30
=============================================================================
Net asset value, end of period                                     $16.72
_____________________________________________________________________________
=============================================================================
Total return(b)                                                     (2.23)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $   53
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                              2.00%(c)
=============================================================================
Ratio of net investment income to average net assets                 3.16%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate(d)                                             12%
_____________________________________________________________________________
=============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $39,861.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                   MARCH 9, 2007
                                                                   (COMMENCEMENT
                                                                     DATE) TO
                                                                     JUNE 30,
                                                                       2007
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $17.34
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.22(a)
-----------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (0.90)
===================================================================================
    Total from investment operations                                   (0.68)
===================================================================================
Less dividends from net investment income                              (0.30)
===================================================================================
Redemption fees added to shares of beneficial interest                  0.36
===================================================================================
Net asset value, end of period                                        $16.72
___________________________________________________________________________________
===================================================================================
Total return(b)                                                        (1.89)%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $   10
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets                                 0.94%(c)
===================================================================================
Ratio of net investment income to average net assets                    4.22%(c)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(d)                                                12%
___________________________________________________________________________________
===================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $10,156.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Select Real Estate Income Fund


NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Select Real Estate Income Fund

PROXY RESULTS

A Special Meeting of Shareholders of AIM Select Real Estate Income Fund, a Delaware statutory trust ("Trust"), was held on February 26, 2007. The meeting was held for the following purpose:

(1) Approve an Agreement and Plan of Reorganization which provides for the reorganization of AIM Select Real Estate Income Fund, as an open-end fund.

The results of the voting on the above matter were as follows:

                                                                                                       WITHHELD/
     MATTER                                                        VOTES FOR       VOTES AGAINST      ABSTENTIONS
-----------------------------------------------------------------------------------------------------------------
(1)  Approve an Agreement and Plan of Reorganization which
     provides for the reorganization of AIM Select Real Estate
     Income Fund, as an open-end fund............................  16,660,383        739,132          2,209,620

AIM Select Real Estate Income Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              hypothetical expenses based on the Fund's
                                                                                          actual expense ratio and an assumed rate
As a shareholder of the Fund, you incur      The table below provides information about   of return of 5% per year before expenses,
two types of costs: (1) transaction costs,   actual account values and actual expenses.   which is not the Fund's actual return.
which may include sales charges (loads) on   You may use the information in this table,
purchase payments or contingent deferred     together with the amount you invested, to       The hypothetical account values and
sales charges on redemptions; and            estimate the expenses that you paid over     expenses may not be used to estimate the
redemption fees, if any; and (2) ongoing     the period. Simply divide your account       actual ending account balance or expenses
costs, including distribution and/or         value by $1,000 (for example, an $8,600      you paid for the period. YOU MAY USE THIS
service (12b-1) fees; and other Fund         account value divided by $1,000 = 8.6),      INFORMATION TO COMPARE THE ONGOING COSTS
expenses. This example is intended to help   then multiply the result by the number in    OF INVESTING IN THE FUND AND OTHER FUNDS.
you understand your ongoing costs (in        the table under the heading entitled         To do so, compare this 5% hypothetical
dollars) of investing in the Fund and to     "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
compare these costs with ongoing costs of    estimate the expenses you paid on your       that appear in the shareholder reports of
investing in other mutual funds. The         account during this period (March 12,        the other funds.
actual ending account value and expenses     2007, through June 30, 2007 for the Class
of the Class A shares are based on an        B and C shares). Because the actual ending      Please note that the expenses shown in
investment of $1,000 invested at the         account value and expense information in     the table are meant to highlight your
beginning of the period and held for the     the example is not based upon a six month    ongoing costs only and do not reflect any
entire period January 1, 2007, through       period for the Class B and C, the ending     transaction costs, such as sales charges
June 30, 2007. The actual ending account     account value and expense information may    (loads) on purchase payments, contingent
value and expenses of the Class B and C      not provide a meaningful comparison to       deferred sales charges on redemptions, and
shares in the below example are based on     mutual funds that provide such information   redemption fees, if any. Therefore, the
an investment of $1,000 invested on March    for a full six month period.                 hypothetical information is useful in
12, 2007 and held through June 30, 2007.                                                  comparing ongoing costs only, and will not
                                             HYPOTHETICAL EXAMPLE FOR COMPARISON          help you determine the relative total
                                             PURPOSES                                     costs of owning different funds. In
                                                                                          addition, if these transaction costs were
                                             The table below also provides information    included, your costs would have been
                                             about hypothetical account values and        higher.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (1/1/07)             (6/30/07)(1)          PERIOD(2,5)     (6/30/07)           PERIOD(3,6)       RATIO(4)

A                  $1,000.00               $991.90                $5.14          $1,019.64           $5.21             1.04%
B(1)                1,000.00                985.70                 6.04           1,014.88            9.99             2.00
C(1)                1,000.00                986.30                 6.04           1,014.88            9.99             2.00


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2007, through June 30,
    2007 (March 12, 2007, through June 30, 2007 for the Class B and C shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year. For the Class B and C shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 111
    (March 12, 2007, through June 30, 2007) /365. Because the Class B and C shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Class A, B, and C shares of the Fund and other funds because such data is based on a full six month period.

(4) The Fund, which was previously a closed-end fund, was reorganized on March 12, 2007 as an open-end fund and Class A shares were issued for Closed-End Fund Common Shares. The annualized expense ratio restated as if the expenses of the open-end fund had been in effect throughout the entire most recent fiscal half year is 1.25% for Class A shares.

(5) The actual expenses paid restated as if the changes discussed above in footnote 4 had been in effect throughout the entire most recent fiscal half year are $6.17 for the Class A shares.

(6) The hypothetical expenses paid restated as if the changes discussed above in footnote 4 had been in effect throughout the entire most recent fiscal half year are $6.26 for the Class A shares.

====================================================================================================================================

AIM Select Real Estate Income Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     the AIM Funds' proposed management fees      between AIM and the Fund, as well as the
Counselor Series Trust is required under     are negotiated during the annual contract    Board's knowledge of AIM's operations, and
the Investment Company Act of 1940 to        renewal process to ensure that they are      concluded that it was beneficial to
approve annually the renewal of the AIM      negotiated in a manner which is at arms'     maintain the current relationship, in
Select Real Estate Income Fund (the Fund)    length and reasonable. Accordingly, the      part, because of such knowledge. The Board
investment advisory agreement with A I M     Senior Officer must either supervise a       also considered the steps that AIM and its
Advisors, Inc. (AIM). During contract        competitive bidding process or prepare an    affiliates have taken over the last
renewal meetings held on June 25-27, 2007,   independent written evaluation. The Senior   several years to improve the quality and
the Board as a whole and the disinterested   Officer has recommended that an              efficiency of the services they provide to
or "independent" Trustees, voting            independent written evaluation be provided   the Funds in the areas of investment
separately, approved the continuance of      and, upon the direction of the Board, has    performance, product line diversification,
the Fund's investment advisory agreement     prepared an independent written              distribution, fund operations, shareholder
for another year, effective July 1, 2007.    evaluation.                                  services and compliance. The Board
In doing so, the Board determined that the                                                concluded that the quality and efficiency
Fund's advisory agreement is in the best        During the annual contract renewal        of the services AIM and its affiliates
interests of the Fund and its shareholders   process, the Board considered the factors    provide to the AIM Funds in each of these
and that the compensation to AIM under the   discussed below under the heading "Factors   areas have generally improved, and support
Fund's advisory agreement is fair and        and Conclusions and Summary of Independent   the Board's approval of the continuance of
reasonable.                                  Written Fee Evaluation" in evaluating the    the Fund's advisory agreement.
                                             fairness and reasonableness of the Fund's
   The independent Trustees met separately   advisory agreement at the contract renewal      B.  FUND PERFORMANCE
during their evaluation of the Fund's        meetings and at their meetings throughout
investment advisory agreement with           the year as part of their ongoing            The Board compared the Fund's performance
independent legal counsel from whom they     oversight of the Fund. The Fund's advisory   during the past one and three calendar
received independent legal advice, and the   agreement was considered separately,         years to the performance of funds in the
independent Trustees also received           although the Board also considered the       Fund's Lipper peer group that are not
assistance during their deliberations from   common interests of all of the AIM Funds     managed by AIM, and against the
the independent Senior Officer, a            in their deliberations. The Board            performance of all funds in the Lipper
full-time officer of the AIM Funds who       comprehensively considered all of the        Real Estate Funds Index. The Board also
reports directly to the independent          information provided to them and did not     reviewed the methodology used by Lipper to
Trustees. The following discussion more      identify any particular factor that was      identify the Fund's peers. The Board noted
fully describes the process employed by      controlling. Furthermore, each Trustee may   that the Fund's performance was below the
the Board to evaluate the performance of     have evaluated the information provided      median performance of its peers for the
the AIM Funds (including the Fund)           differently from one another and             one and three year periods. The Board
throughout the year and, more                attributed different weight to the various   noted that the Fund's performance was
specifically, during the annual contract     factors. The Trustees recognized that the    below the performance of the Index for the
renewal meetings.                            advisory arrangements and resulting          one and three year periods. The Board also
                                             advisory fees for the Fund and the other     noted that the Fund was reorganized from a
THE BOARD'S FUND EVALUATION PROCESS          AIM Funds are the result of years of         closed-end fund to an open-end fund on
                                             review and negotiation between the           March 12, 2007 and that the comparative
The Board's Investments Committee has        Trustees and AIM, that the Trustees may      performance data that they reviewed was
established three Sub-Committees which are   focus to a greater extent on certain         that of the open-end fund. The Board also
responsible for overseeing the management    aspects of these arrangements in some        considered the steps AIM has taken over
of a number of the series portfolios of      years than others, and that the Trustees'    the last several years to improve the
the AIM Funds. This Sub-Committee            deliberations and conclusions in a           quality and efficiency of the services
structure permits the Trustees to focus on   particular year may be based in part on      that AIM provides to the AIM Funds. The
the performance of the AIM Funds that have   their deliberations and conclusions of       Board concluded that AIM continues to be
been assigned to them. The Sub-Committees    these same arrangements throughout the       responsive to the Board's focus on fund
meet throughout the year to review the       year and in prior years.                     performance. However, due to the Fund's
performance of their assigned funds, and                                                  underperformance, the Board also concluded
the Sub-Committees review monthly and        FACTORS AND CONCLUSIONS AND SUMMARY OF       that it would be appropriate for the Board
quarterly comparative performance            INDEPENDENT WRITTEN FEE EVALUATION           to continue to closely monitor and review
information and periodic asset flow data                                                  the performance of the Fund. Although the
for their assigned funds. These materials    The discussion below serves as a summary     independent written evaluation of the
are prepared under the direction and         of the Senior Officer's independent          Fund's Senior Officer (discussed below)
supervision of the independent Senior        written evaluation, as well as a             only considered Fund performance through
Officer. Over the course of each year, the   discussion of the material factors and       the most recent calendar year, the Board
Sub-Committees meet with portfolio           related conclusions that formed the basis    also reviewed more recent Fund performance
managers for their assigned funds and        for the Board's approval of the Fund's       and this review did not change their
other members of management and review       advisory agreement and sub-advisory          conclusions.
with these individuals the performance,      agreement. Unless otherwise stated,
investment objective(s), policies,           information set forth below is as of June       C.  ADVISORY FEES AND FEE WAIVERS
strategies and limitations of these funds.   27, 2007 and does not reflect any changes
                                             that may have occurred since that date,      The Board compared the Fund's contractual
   In addition to their meetings             including but not limited to changes to      advisory fee rate to the contractual
throughout the year, the Sub-Committees      the Fund's performance, advisory fees,       advisory fee rates of funds in the Fund's
meet at designated contract renewal          expense limitations and/or fee waivers.      Lipper peer group that are not managed by
meetings each year to conduct an in-depth                                                 AIM, at a common asset level and as of the
review of the performance, fees and          I. INVESTMENT ADVISORY AGREEMENT             end of the past calendar year. The Board
expenses of their assigned funds. During                                                  noted that the Fund's advisory fee rate
the contract renewal process, the Trustees      A.  NATURE, EXTENT AND QUALITY OF         was comparable to the median advisory fee
receive comparative performance and fee             SERVICES PROVIDED BY AIM              rate of its peers. The Board also reviewed
data regarding all the AIM Funds prepared                                                 the methodology used by Lipper and noted
by an independent company, Lipper, Inc.,     The Board reviewed the advisory services     that the contractual fee rates shown by
under the direction and supervision of the   provided to the Fund by AIM under the        Lipper include any applicable long-term
independent Senior Officer who also          Fund's advisory agreement, the performance   contractual fee waivers. The Board also
prepares a separate analysis of this         of AIM in providing these services, and      compared the Fund's contractual advisory
information for the Trustees. Each           the credentials and experience of the        fee rate to the contractual advisory fee
Sub-Committee then makes recommendations     officers and employees of AIM who provide    rates of other clients of AIM and its
to the Investments Committee regarding the   these services. The Board's review of the    affiliates with investment strategies
performance, fees and expenses of their      qualifications of AIM to provide these       comparable to those of the Fund, including
assigned funds. The Investments Committee    services included the Board's                three mutual funds advised by AIM, one
considers each Sub-Committee's               consideration of AIM's portfolio and         mutual fund subadvised by an AIM
recommendations and makes its own            product review process, various back         affiliate, and three offshore funds
recommendations regarding the performance,   office support functions provided by AIM,    advised and sub-advised by AIM affiliates.
fees and expenses of the AIM Funds to the    and AIM's equity and fixed income trading    The Board noted that the Fund's rate was:
full Board. Moreover, the Investments        operations. The Board concluded that the     (i) below the rates for two of the mutual
Committee considers each Sub- Committee's    nature, extent and quality of the advisory   funds and comparable to the rate for the
recommendations in making its annual         services provided to the Fund by AIM were    third mutual fund; (ii) above the
recommendation to the Board whether to       appropriate and that AIM currently is        sub-advisory fee rate for the sub-advised
approve the continuance of each AIM Fund's   providing satisfactory advisory services     mutual fund, although the advisory fee
investment advisory agreement and            in accordance with the terms of the Fund's   rate for such sub-advised mutual fund was
sub-advisory agreement, if applicable        advisory agreement. In addition, based on    above the Fund's; and (iii) below the
(advisory agreements), for another year.     their ongoing meetings throughout the year   advisory fee rates for two of the three
                                             with the Fund's portfolio managers, the      offshore funds and comparable to the
   The independent Trustees, as mentioned    Board concluded that these individuals are   advisory fee rate for the third such
above, are assisted in their annual          competent and able to continue to carry      offshore fund.
evaluation of the advisory agreements by     out their responsibilities under the
the independent Senior Officer. One          Fund's advisory agreement.                      Additionally, the Board compared the
responsibility of the Senior Officer is to                                                Fund's contractual advisory fee rate to
manage the process by which                                                               the total advisory fees paid by
                                                In determining whether to continue the
                                             Fund's advisory agreement, the Board                                        (continued)
                                             considered the prior relationship

AIM Select Real Estate Income Fund

numerous separately managed accounts/wrap    the Fund. The Board noted that they had      and able to continue to carry out their
accounts advised by an AIM affiliate. The    relied upon the Senior Officer's written     responsibilities under the Fund's
Board noted that the Fund's rate was         evaluation instead of a competitive          sub-advisory agreement.
generally above the rates for the            bidding process. In determining whether to
separately managed accounts/wrap accounts.   continue the Fund's advisory agreement,         B. FUND PERFORMANCE
The Board considered that management of      the Board considered the Senior Officer's
the separately managed accounts/wrap         written evaluation.                          The Board compared the Fund's performance
accounts by the AIM affiliate involves                                                    during the past one and three calendar
different levels of services and different      G. COLLATERAL BENEFITS TO AIM AND ITS     years to the performance of funds in the
operational and regulatory requirements            AFFILIATES                             Fund's Lipper peer group that are not
than AIM's management of the Fund.                                                        managed by AIM, and against the
                                             The Board considered various other           performance of all funds in the Lipper
   The Board concluded that these            benefits received by AIM and its             Real Estate Funds Index. The Board also
differences are appropriately reflected in   affiliates resulting from AIM's              reviewed the methodology used by Lipper to
the fee structure for the Fund and the       relationship with the Fund, including the    identify the Fund's peers. The Board noted
separately managed accounts/wrap accounts.   fees received by AIM and its affiliates      that the Fund's performance was below the
The Board noted that AIM has not proposed    for their provision of administrative,       median performance of its peers for the
any advisory fee waivers or expense          transfer agency and distribution services    one and three year periods. The Board
limitations for the Fund. The Board          to the Fund. The Board considered the        noted that the Fund's performance was
concluded that it was not necessary at       performance of AIM and its affiliates in     below the performance of the Index for the
this time to discuss with AIM whether to     providing these services and the             one and three year periods. The Board also
implement any such waivers or expense        organizational structure employed by AIM     noted that the Fund was reorganized from a
limitations because the Fund's overall       and its affiliates to provide these          closed-end fund to an open-end fund on
expense ratio was comparable to the median   services. The Board also considered that     March 12, 2007 and that the comparative
expense ratio of the funds in the Fund's     these services are provided to the Fund      performance data that they reviewed was
Lipper peer group that are not managed by    pursuant to written contracts which are      that of the open-end fund. The Board also
AIM.                                         reviewed and approved on an annual basis     considered the steps AIM has taken over
                                             by the Board. The Board concluded that AIM   the last several years to improve the
   After taking account of the Fund's        and its affiliates were providing these      quality and efficiency of the services
contractual advisory fee rate, as well as    services in a satisfactory manner and in     that AIM provides to the AIM Funds. The
the comparative advisory fee information     accordance with the terms of their           Board concluded that AIM continues to be
discussed above, the Board concluded that    contracts, and were qualified to continue    responsive to the Board's focus on fund
the Fund's advisory fees were fair and       to provide these services to the Fund.       performance. However, due to the Fund's
reasonable.                                                                               underperformance, the Board also concluded
                                                The Board considered the benefits         that it would be appropriate for the Board
   D. ECONOMIES OF SCALE AND BREAKPOINTS     realized by AIM as a result of portfolio     to continue to closely monitor and review
                                             brokerage transactions executed through      the performance of the Fund. Although the
The Board considered the extent to which     "soft dollar" arrangements. Under these      independent written evaluation of the
there are economies of scale in AIM's        arrangements, portfolio brokerage            Fund's Senior Officer (discussed below)
provision of advisory services to the        commissions paid by the Fund and/or other    only considered Fund performance through
Fund. The Board also considered whether      funds advised by AIM are used to pay for     the most recent calendar year, the Board
the Fund benefits from such economies of     research and execution services. The Board   also reviewed more recent Fund performance
scale through contractual breakpoints in     noted that soft dollar arrangements shift    and this review did not change their
the Fund's advisory fee schedule or          the payment obligation for the research      conclusions.
through advisory fee waivers or expense      and executions services from AIM to the
limitations. The Board noted that the        funds and therefore may reduce AIM's            C. SUB-ADVISORY FEES
Fund's contractual advisory fee schedule     expenses. The Board also noted that
includes seven breakpoints and that the      research obtained through soft dollar        The Board compared the Fund's contractual
level of the Fund's advisory fees, as a      arrangements may be used by AIM in making    sub-advisory fee rate to the sub-advisory
percentage of the Fund's net assets, had     investment decisions for the Fund and may    fees paid by other sub-advisory clients of
decreased as net assets increased because    therefore benefit Fund shareholders. The     the Sub-Advisor with investment strategies
of the breakpoints. Based on this            Board concluded that AIM's soft dollar       comparable to those of the Fund, including
information, the Board concluded that the    arrangements were appropriate. The Board     three mutual funds sub-advised by the
Fund's advisory fees appropriately reflect   also concluded that, based on their review   Sub-Advisor and three offshore funds
economies of scale at current asset          and representations made by AIM, these       sub-advised by the Sub-Advisor. The Board
levels. The Board also noted that the Fund   arrangements were consistent with            noted that the Fund's sub-advisory fee
shares directly in economies of scale        regulatory requirements.                     rate was: (i) above the sub-advisory fee
through lower fees charged by third party                                                 rates for the three mutual funds; (ii)
service providers based on the combined         The Board considered the fact that the    below the sub-advisory fee rates for two
size of all of the AIM Funds and             Fund's uninvested cash and cash collateral   of the offshore funds and above the
affiliates.                                  from any securities lending arrangements     sub-advisory fee rate for the third
                                             may be invested in money market funds        offshore fund. Additionally, the Board
   E. PROFITABILITY AND FINANCIAL            advised by AIM pursuant to procedures        compared the Fund's contractual
      RESOURCES OF AIM                       approved by the Board. The Board noted       sub-advisory fee rate to the total
                                             that AIM will receive advisory fees from     advisory fees paid by numerous separately
The Board reviewed information from AIM      these affiliated money market funds          managed accounts/wrap accounts sub-advised
concerning the costs of the advisory and     attributable to such investments, although   by the Sub-Advisor with investment
other services that AIM and its affiliates   AIM has contractually agreed to waive the    strategies comparable to those of the
provide to the Fund and the profitability    advisory fees payable by the Fund with       Fund. The Board noted that the Fund's
of AIM and its affiliates in providing       respect to its investment of uninvested      sub-advisory fee rate was generally
these services. The Board also reviewed      cash in these affiliated money market        comparable to the rates for the separately
information concerning the financial         funds through at least June 30, 2008. The    managed accounts/wrap accounts. The Board
condition of AIM and its affiliates. The     Board considered the contractual nature of   considered the services to be provided by
Board also reviewed with AIM the             this fee waiver and noted that it remains    the Sub-Advisor pursuant to the Fund's
methodology used to prepare the              in effect until at least June 30, 2008.      sub-advisory agreement and the services to
profitability information. The Board         The Board concluded that the Fund's          be provided by AIM pursuant to the Fund's
considered the overall profitability of      investment of uninvested cash and cash       advisory agreement, as well as the
AIM, as well as the profitability of AIM     collateral from any securities lending       allocation of fees between AIM and the
in connection with managing the Fund. The    arrangements in the affiliated money         Sub- Advisor pursuant to the sub-advisory
Board noted that AIM continues to operate    market funds is in the best interests of     agreement. The Board noted that the
at a net profit, although increased          the Fund and its shareholders.               sub-advisory fees have no direct effect on
expenses in recent years have reduced the                                                 the Fund or its shareholders, as they are
profitability of AIM and its affiliates.     II. SUB-ADVISORY AGREEMENT                   paid by AIM to the Sub-Advisor, and that
The Board concluded that the Fund's                                                       AIM and the Sub-Advisor are affiliates.
advisory fees were fair and reasonable,         A. NATURE, EXTENT AND QUALITY OF          After taking account of the Fund's
and that the level of profits realized by          SERVICES PROVIDED BY THE SUB-ADVISOR   contractual sub-advisory fee rate, as well
AIM and its affiliates from providing                                                     as the comparative sub-advisory fee
services to the Fund was not excessive in    The Board reviewed the services provided     information, the Board concluded that the
light of the nature, quality and extent of   by INVESCO Institutional (N.A.), Inc. (the   Fund's sub-advisory fees were fair and
the services provided. The Board             Sub-Advisor) under the Fund's sub-advisory   reasonable.
considered whether AIM is financially        agreement, the performance of the
sound and has the resources necessary to     Sub-Advisor in providing these services,        D. FINANCIAL RESOURCES OF THE
perform its obligations under the Fund's     and the credentials and experience of the          SUB-ADVISOR
advisory agreement, and concluded that AIM   officers and employees of the Sub-Advisor
has the financial resources necessary to     who provide these services. The Board        The Board considered whether the
fulfill these obligations.                   concluded that the nature, extent and        Sub-Advisor is financially sound and has
                                             quality of the services provided by the      the resources necessary to perform its
   F. INDEPENDENT WRITTEN EVALUATION OF      Sub-Advisor were appropriate and that the    obligations under the Fund's sub-advisory
      THE FUND'S SENIOR OFFICER              Sub-Advisor currently is providing           agreement, and concluded that the
                                             satisfactory services in accordance with     Sub-Advisor has the financial resources
The Board noted that, upon their             the terms of the Fund's sub-advisory         necessary to fulfill these obligations.
direction, the Senior Officer of the Fund,   agreement. In addition, based on their
who is independent of AIM and AIM's          ongoing meetings throughout the year with
affiliates, had prepared an independent      the Fund's portfolio managers, the Board
written evaluation to assist the Board in    concluded that these individuals are
determining the reasonableness of the        competent
proposed management fees of the AIM Funds,
including

Supplement to Semiannual Report dated 6/30/07

AIM SELECT REAL ESTATE INCOME FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             Average Annual Total Returns                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 6/30/07                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    Inception                           18.22%   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to      5 Years                             18.03    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   1 Year                              17.81    MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         6 Months*                           -0.83    ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                                                                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                             *  Cumulative total return that has not      PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                been annualized                           MORE INFORMATION. FOR THE MOST CURRENT
                                             ==========================================   MONTH-END PERFORMANCE, PLEASE CALL
                                             ON MARCH 12, 2007, THE FUND REORGANIZED      800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             FROM A CLOSED-END FUND TO AN OPEN-END
                                             FUND. THE INCEPTION DATE FOR THE OPEN-END       HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             FUND'S INSTITUTIONAL CLASS SHARES IS MARCH   REIMBURSED EXPENSES IN THE PAST, RETURNS
                                             9, 2007; RETURNS SINCE THAT DATE ARE         WOULD HAVE BEEN LOWER.
                                             HISTORICAL RETURNS. ALL OTHER RETURNS ARE
                                             BLENDED RETURNS OF THE HISTORICAL
                                             PERFORMANCE OF INSTITUTIONAL CLASS SHARES
                                             AND THE HISTORICAL PERFORMANCE OF THE
                                             CLOSED-END FUND'S COMMON SHARES AT NET
                                             ASSET VALUE, RESTATED TO REFLECT THE
                                             ANNUAL OTHER EXPENSES OF THE INSTITUTIONAL
                                             CLASS SHARES, WHICH ARE ESTIMATED TO BE
                                             0.04% HIGHER THAN THOSE OF THE CLOSED-END
                                             FUND. THE CLOSED-END FUND'S INCEPTION DATE
                                             IS MAY 31, 2002.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
==========================================   OTHER SHARE CLASSES PRIMARILY DUE TO
NASDAQ SYMBOL                        ASRIX   DIFFERING SALES CHARGES AND CLASS
==========================================   EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com               SREI-INS-2             A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      with the amount you invested, to estimate    thetical expenses based on the Fund's
                                             the expenses that you paid over the          actual expense ratio and an assumed rate
As a shareholder of the Fund, you incur      period. Simply divide your account value     of return of 5% per year before expenses,
ongoing costs. This example is intended to   by $1,000 (for example, an $8,600 account    which is not the Fund's actual return. The
help you understand your ongoing costs (in   value divided by $1,000 = 8.6), then         hypothetical account values and expenses
dollars) of investing in the Fund and to     multiply the result by the number in the     may not be used to estimate the actual
compare these costs with ongoing costs of    table under the heading entitled "Actual     ending account balance or expenses you
investing in other mutual funds. The         Expenses Paid During Period" to estimate     paid for the period. You may use this
actual ending account value and expenses     the expenses you paid on your account        information to compare the ongoing costs
in the below example are based on an         during the period, March 12, 2007, through   of investing in the Fund and other funds.
investment of $1,000 invested on March 12,   June 30, 2007. Because the actual ending     To do so, compare this 5% hypothetical
2007 and held through June 30, 2007. The     account value and expense information in     example with the 5% hypothetical examples
hypothetical ending account value and        the example is not based upon a six month    that appear in the shareholder reports of
expenses in the below example are based on   period, the ending account value and         the other funds.
an investment of $1,000 invested at the      expense information may not provide a
beginning of the period and held for the     meaningful comparison to mutual funds that      Please note that the expenses shown in
entire six month period January 1, 2007,     provide such information for a full six      the table are meant to highlight your
through June 30, 2007.                       month period.                                ongoing costs only. Therefore, the
                                                                                          hypothetical information is useful in
ACTUAL EXPENSES                              HYPOTHETICAL EXAMPLE FOR COMPARISON          comparing ongoing costs only, and will not
                                             PURPOSES                                     help you determine the relative total
The table below provides information about                                                costs of owning different funds.
actual account values and actual expenses.   The table below also provides information
You may use the information in this table,   about hypothetical account values and
together                                     hypo-

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS             (1/1/07)(1)            (6/30/07)(1)           PERIOD(2)      (6/30/07)           PERIOD(3)           RATIO

Institutional      $1,000.00               $991.70                $2.85        $1,020.13             $4.71             0.94%

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 12, 2007, through June 30,
     2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period January 1, 2007, through June 30, 2007.

(2)  Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 111 (March 12, 2007, through June 30, 2007)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3)  Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Institutional class shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================

AIMinvestments.com               SREI-INS-2             A I M Distributors, Inc.

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund and account         The Fund provides a complete list of its holdings four times in
information via e-mail. Once your quarterly statements, tax         each fiscal year, at the quarter-ends. For the second and fourth
forms, fund reports, and prospectuses are available, we will send   quarters, the lists appear in the Fund's semiannual and annual
you an e-mail notification containing links to these documents.     reports to shareholders. For the first and third quarters, the
For security purposes, you will need to log in to your account to   Fund files the lists with the Securities and Exchange Commission
view your statements and tax forms.                                 (SEC) on Form N-Q. The most recent list of portfolio holdings is available at AIMinvestments.com. From our home page, click on
WHY SIGN UP?                                                        Products & Performance, then Mutual Funds, then Fund Overview.
                                                                    Select your Fund from the drop-down menu and click on Complete
Register for eDelivery to:                                          Quarterly Holdings. Shareholders can also look up the Fund's
                                                                    Forms N-Q on the SEC Web site at sec.gov. Copies of the Fund's
o   save your Fund the cost of printing and postage.                Forms N-Q may be reviewed and copied at the SEC Public Reference
                                                                    Room in Washington, D.C. You can obtain information on the
o   reduce the amount of paper you receive.                         operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or
o   gain access to your documents faster by not waiting for the     800-732-0330, or by electronic request at the following e-mail
    mail.                                                           address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-21048 and 333-84256.
o   view your documents online anytime at your convenience.
                                                                    A description of the policies and procedures that the Fund uses
o   save the documents to your personal computer or print them      to determine how to vote proxies relating to portfolio
    out for your records.                                           securities is available without charge, upon request, from our
                                                                    Client Services department at 800-959-4246 or on the AIM Web
HOW DO I SIGN UP?                                                   site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also
It's easy. Just follow these simple steps:                          available on the SEC Web site, sec.gov.

1.  Log in to your account.                                         Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007,
2.  Click on the "Service Center" tab.                              is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on
3.  Select "Register for eDelivery" and complete the consent        Proxy Voting Activity. Next, select the Fund from the drop-down
    process.                                                        menu. The information is also available on the SEC Web site,
                                                                    sec.gov.
This AIM service is provided by AIM Investment Services, Inc.
                                                                                                             [AIM INVESTMENTS LOGO]
                                                                    SREI-SAR-1   A I M Distributors, Inc.  -- REGISTERED TRADEMARK--

ITEM 2.   CODE OF ETHICS.

               There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

               Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

               Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

               Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

               Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

               Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

               Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

               Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

               None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

12(a)(1)       Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)       Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Counselor Series Trust

By:/s/ Philip A. Taylor
   --------------------------------------------------
       Philip A. Taylor
       Principal Executive Officer

Date:  September 7, 2007


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:/s/ Philip A. Taylor
   --------------------------------------------------
       Philip A. Taylor
       Principal Executive Officer

Date:  September 7, 2007



By:/s/ Sidney M. Dilgren
   --------------------------------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date:  September 7, 2007

                                  EXHIBIT INDEX


12(a)(1)       Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)       Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.